Financial risk management objectives and policies - Maturity Profile of Contractual Undiscounted Payments (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Undiscounted contractual maturity of financial liabilities	$ 178.4	$ 176.0
Gross carrying amount
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Undiscounted contractual maturity of financial liabilities	203.0	204.3
Less: future finance charges
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Undiscounted contractual maturity of financial liabilities	(24.6)	(28.3)
Within 12 months | Gross carrying amount
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Undiscounted contractual maturity of financial liabilities	84.5	56.4
1-5 years | Gross carrying amount
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Undiscounted contractual maturity of financial liabilities	63.6	90.5
In over five years | Gross carrying amount
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Undiscounted contractual maturity of financial liabilities	$ 54.9	$ 57.4